RELATED PARTIES (Details) CLF in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2022 CLF	Dec. 31, 2021 CLF
Related parties
Current account receivables	$ 15,062,167	$ 9,419,050
Non-current account receivables	109,318	98,941
Current accounts payable to related entities	90,248,067	56,103,461	CLF 90,248,067	CLF 56,103,461
Non-current accounts payable related companies	10,354,296	11,557,723	10,354,296	11,557,723
Transactions
Sale of fixed assets	2,923,921	3,798,908
Embonor S.A. | Shareholder related
Transactions
Minimum dividend	589,127	339,562
Sale of fixed assets		357,000
Dividend distribution		541,188
Embonor S.A. | Shareholder
Related parties
Current account receivables	10,852,709	3,870,800
Current accounts payable to related entities | CLF			589,127	378,718
Coca-Cola de Chile S.A. | Shareholder
Related parties
Current account receivables	15,444	62,756
Non-current account receivables	109,318	98,941
Current accounts payable to related entities | CLF			32,205,880	19,134,864
Transactions
Minimum dividend	47,262	35,474
Coca-Cola de Chile S.A. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	198,045,624	174,892,744
Coca-Cola de Chile S.A. | Shareholder | Purchase of advertising services
Transactions
Purchase of services		3,290,184
Coca-Cola de Chile S.A. | Shareholder | Water source lease
Transactions
Leases as lessee	5,958,076	4,727,676
Coca-Cola de Chile S.A. | Shareholder | Sale of raw materials and other
Transactions
Sale of goods	9,980,390	1,720,061
Coca-Cola Embonor S.a | Shareholder | Sale of raw materials and other
Transactions
Sale of goods	956,036	523,958
Coca-Cola Embonor S.a | Shareholder | Sale of services and others
Transactions
Sale of services	585,448	359,739
Coca-Cola Embonor S.a | Shareholder | Sale of Finished Products
Transactions
Sale of goods	79,205,926	59,018,653
Coca-Cola de Argentina | Director related
Related parties
Current account receivables		2,490,194
Alimentos de Soja S.A.U. | Shareholder related | Purchase of Products
Transactions
Purchase of goods	2,107,354	11,658
Alimentos de Soja S.A.U. | Shareholder related | Payment of commissions and services
Transactions
Payment of fees and services	4,128,865	2,973,907
Alimentos de Soja S.A.U. | Shareholder related | Marketing Services
Transactions
Purchase of services	286,488
Alimentos de Soja S.A.U. | Shareholder
Related parties
Current account receivables	237,439	166,813
Current accounts payable to related entities | CLF			628,842	277,708
Embotelladora Iquique S.A. | Shareholder related | Sale of Finished Products
Transactions
Sale of goods	5,807,466	4,220,323
Embotelladora Iquique S.A. | Shareholder
Related parties
Current account receivables	745,048	155,264
Envases CMF S.A. | Associate
Related parties
Current account receivables	925,189	1,266,871
Current accounts payable to related entities | CLF			8,186,248	7,609,951
Envases CMF S.A. | Associate | Purchase of containers
Transactions
Purchase of goods	24,441,192	17,713,063
Envases CMF S.A. | Associate | Purchase of raw materials
Transactions
Purchase of goods	33,637,921	24,883,194
Envases CMF S.A. | Associate | Purchase of caps
Transactions
Purchase of goods		153,142
Envases CMF S.A. | Associate | Purchase services and others
Transactions
Purchase of services	2,270,006	1,325,941
Envases CMF S.A. | Associate | Sale of services and others
Transactions
Sale of services	13,914	1,430
Envases CMF S.A. | Associate | Purchase of packaging
Transactions
Purchase of goods	9,391,000	7,625,273
Envases CMF S.A. | Associate | Sale of packaging and raw materials
Transactions
Sale of goods	13,360,534	11,939,711
Guallarauco | Associate
Related parties
Current account receivables	8,790	12,230
Monster | Shareholder
Related parties
Current accounts payable to related entities | CLF			3,811,908	2,173,901
Monster | Affiliated Company | Purchase of Products
Transactions
Purchase of goods	2,352,550	1,571,632
Monster | Associate
Related parties
Current account receivables	86,492	87,865
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder related | Purchase of concentrates
Transactions
Purchase of goods	159,807,006	129,275,444
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder related | Advertising participation payment
Transactions
Purchase of services		5,201,881
Advertising participation payment	3,002,061	3,230,351
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder
Related parties
Current accounts payable to related entities | CLF			8,587,487	9,893,495
Coca-Cola del Valle New Ventures S.A. | Associate
Related parties
Current account receivables	143,002	371,907
Current accounts payable to related entities | CLF			1,089,592	367,186
Coca-Cola del Valle New Ventures S.A. | Associate | Purchase services and others
Transactions
Purchase of services	4,306,419	4,436,600
Coca-Cola del Valle New Ventures S.A. | Associate | Sale of services and others
Transactions
Sale of services	288,264	442,566
Recofarma do Industrias Amazonas Ltda. | Shareholder related | Reimbursement and other purchases
Transactions
Reimbursement and other purchases		100,072
Recofarma do Industrias Amazonas Ltda. | Shareholder
Related parties
Current accounts payable to related entities | CLF			30,998,682	13,770,200
Non-current accounts payable related companies | CLF			10,354,296	11,557,723
Leao Alimentos e Bebidas Ltda. | Associate
Related parties
Current accounts payable to related entities | CLF			232,216	577,723
Leao Alimentos e Bebidas Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	636,938	293,677
Envases del Pacfico S.A. | Director related | Purchase of raw materials and materials
Transactions
Purchase of goods	204,933	265,503
Comercializadora Nova Verde | Common shareholder | Purchase of raw materials
Transactions
Purchase of goods	952,699	4,519,948
Comercializadora Nova Verde | Common shareholder | Sale of services and others
Transactions
Sale of fixed assets	4,512,714	11,183
Comercializadora Nova Verde | Common shareholder | Sale of packaging and raw materials
Transactions
Sale of goods	781,901	6,210
Comercializadora Nova Verde | Common shareholder | Sale of Finished Products
Transactions
Sale of services	12,867,822	8,937,506
Comercializadora Nova Verde | Common shareholder | Purchase of Finished Products
Transactions
Purchase of goods	25,440,668
Comercializadora Nova Verde | Shareholder
Related parties
Current account receivables	2,048,054	934,350
Current accounts payable to related entities | CLF			2,198,317	1,858,682
Comercializadora Nova Verde | Director related | Advertising
Transactions
Advertising participation payment	2,367,626
Comercializadora Nova Verde | Director/Manager/Executive | Cold Equipment Maintenance
Transactions
Purchase of goods and advertising participation payment	619,419
Parque Arauco S.A. | Shareholder related | Purchase of concentrates
Transactions
Purchase of goods	100,199,500	69,785,833
Parque Arauco S.A. | Director related | Space lease
Transactions
Leases as lessee	101,981	69,151
Sorocaba Refrescos S. A. | Associate | Purchase of Products
Transactions
Purchase of goods	419,515	2,667,326
KAIK Participacoes | Associate | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	96,511	21,180
Latam Airlines Group S.A. | Director related | Purchase of Products
Transactions
Purchase of goods		18,695
Latam Airlines Group S.A. | Director related | Sale of products
Transactions
Sale of goods	93,320	269,688
Trop Frutas do Brasil Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	368,127	2,736,529
Sinea S.A. | Director related | Purchase of raw materials
Transactions
Purchase of goods		2,294,594
Monster Energy Company - USA | Shareholder related
Related parties
Current accounts payable to related entities | CLF			28,910	58,668
Monster Energy Argentina S.A. | Shareholder
Related parties
Current accounts payable to related entities | CLF				CLF 2,365
Coca-Cola Company | Shareholder.
Related parties
Current accounts payable to related entities | CLF			CLF 1,690,858
Banco Santander Chile. | Director/Manager/Executive | Purchase services and others
Transactions
Purchase of services	$ 6,776,225	$ 1,852,076